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                                                    May 3, 2001



BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

                          STATE FARM MUTUAL FUND TRUST
                       1933 ACT REGISTRATION NO. 333-42004
                       1940 ACT REGISTRATION NO. 811-10027

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Mutual Fund Trust (the "Trust") certifies that:

     a. the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 30, 2001.

                                                    Sincerely,

                                                    /s/David M. Moore

                                                    David M. Moore
                                                    Assistant Secretary
                                                    State Farm Mutual Fund Trust
                                                    (309) 766-1908


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